Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Accrued interest on uncertain tax position	$ 0.0	$ 0.0	$ 0.0	$ 4.4
Accrued penalties on uncertain tax position	$ 0.0	0.0	$ 0.0	$ 3.2
Percentage of penalties and related interest assessed to date	40.00%
Impact from settlement agreement	$ 17.0	17.0
Interest related to tax penalties	$ 4.4	$ 4.4